Note 6 - Other Current Assets	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of other current assets [text block]

6. OTHER CURRENT ASSETS

	Years Ended June 30,
	2026	2025

Prepayments	768,988	1,233,122
Term deposit (1)	-	7,500,000
Other	42,793	41,815
Total	811,781	8,774,937

(1)	Term deposit of 150-day term and maturity date of October 17, 2025.